Prepayments and Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2018
Prepayments And Advance To Suppliers Net [Abstract]
PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET

Note 6 — PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET

Prepayments and advances to suppliers consisted of the following:

	December 31, 2018	December 31, 2017
Advances made to raw material suppliers (a)	$8,010,272	$6,984,783
Advances made to construction subcontractors (b)	2,907,750	3,764,954
Advances made for purchases of equipment	910,872	962,396
Prepaid consulting fees	-	841,216
Others	3,906	43,393
Subtotal	11,832,800	12,596,742
Allowance for doubtful accounts	(8,264,797)	(692,635)
	$3,568,003	$11,904,107

(a)	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.

(b)	Advances to construction subcontracts represent the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.

Changes of allowance for doubtful accounts for the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Beginning balance	$692,635	$272,858
Provision	7,609,244	386,563
Foreign exchange effect	(37,082)	33,214
Ending balance	$8,264,797	$692,635

The Company recorded $7,609,244 bad debt provision related to the prepayment and advances to suppliers for the year ended December 31, 2018 due to slow utilization of those prepayments and advances in fiscal 2018. For the years ended December 31, 2017 and 2016, the Company recorded $386,563 and $18,717 bad debt provision for the years ended December 31, 2017 and 2016, respectively.